SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement Dated October 5, 2022
to the Class F Shares Prospectus, dated January 31, 2022, as amended on March 4, 2022 and
September 21, 2022
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Fiera Capital Inc. no longer serves as a sub-adviser to the Funds. As such, all references to Fiera Capital Inc. are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Large Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
StonePine Asset Management Inc.	Nadim Rizk, CFA	Since 2016	Chief Executive, Chief Investment Officer and Lead Portfolio Manager
	Andrew Chan, CIM	Since 2016	Head of Research

In addition, in the Fund Summary for the Tax-Managed Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
StonePine Asset Management Inc.	Nadim Rizk, CFA	Since 2016	Chief Executive, Chief Investment Officer and Lead Portfolio Manager
	Andrew Chan, CIM	Since 2016	Head of Research

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

StonePine Asset Management Inc.: StonePine Asset Management Inc. (StonePine) serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth Fund. StonePine is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. StonePine is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. StonePine is focused exclusively on helping clients achieve their financial goals by investing in what StonePine believes to be high quality companies worldwide. StonePine had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of StonePine. Mr. Rizk has over 24 years of industry experience and founded StonePine in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at StonePine. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

In addition, under the same sub-section, under the heading titled "Tax-Managed Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

StonePine Asset Management Inc.: StonePine Asset Management Inc. (StonePine) serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Large Cap Fund. StonePine is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. StonePine is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. StonePine is focused exclusively on helping clients achieve their financial goals by investing in what StonePine believes to be high quality companies worldwide. StonePine had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of StonePine. Mr. Rizk has over 24 years of industry experience and founded StonePine in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at StonePine. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1422 (10/22)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
(the "Fund")

Supplement Dated October 5, 2022
to the Class I Shares Prospectus, dated January 31, 2022, as amended on March 4, 2022
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Fiera Capital Inc. no longer serves as a sub-adviser to the Fund. As such, all references to Fiera Capital Inc. are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
StonePine Asset Management Inc.	Nadim Rizk, CFA	Since 2016	Chief Executive, Chief Investment Officer and Lead Portfolio Manager
	Andrew Chan, CIM	Since 2016	Head of Research

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

StonePine Asset Management Inc.: StonePine Asset Management Inc. (StonePine) serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth Fund. StonePine is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. StonePine is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. StonePine is focused exclusively on helping clients achieve their financial goals by investing in what StonePine believes to be high quality companies worldwide. StonePine had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of StonePine. Mr. Rizk has over 24 years of industry experience and founded StonePine in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at StonePine. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1423 (10/22)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement Dated October 5, 2022
to the Class Y Shares Prospectus, dated January 31, 2022, as amended on March 4, 2022 and September 21, 2022
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Fiera Capital Inc. no longer serves as a sub-adviser to the Funds. As such, all references to Fiera Capital Inc. are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Large Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
StonePine Asset Management Inc.	Nadim Rizk, CFA	Since 2016	Chief Executive, Chief Investment Officer and Lead Portfolio Manager
	Andrew Chan, CIM	Since 2016	Head of Research

In addition, in the Fund Summary for the Tax-Managed Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
StonePine Asset Management Inc.	Nadim Rizk, CFA	Since 2016	Chief Executive, Chief Investment Officer and Lead Portfolio Manager
	Andrew Chan, CIM	Since 2016	Head of Research

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

StonePine Asset Management Inc.: StonePine Asset Management Inc. (StonePine) serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth Fund. StonePine is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. StonePine is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. StonePine is focused exclusively on helping clients achieve their financial goals by investing in what StonePine believes to be high quality companies worldwide. StonePine had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of StonePine. Mr. Rizk has over 24 years of industry experience and founded StonePine in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at StonePine. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

In addition, under the same sub-section, under the heading titled "Tax-Managed Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

StonePine Asset Management Inc.: StonePine Asset Management Inc. (StonePine) serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Large Cap Fund. StonePine is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. StonePine is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. StonePine is focused exclusively on helping clients achieve their financial goals by investing in what StonePine believes to be high quality companies worldwide. StonePine had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of StonePine. Mr. Rizk has over 24 years of industry experience and founded StonePine in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at StonePine. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1424 (10/22)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement Dated October 5, 2022
to the Statement of Additional Information, dated January 31, 2022, as amended on March 4, 2022 and October 3, 2022
(the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

Fiera Capital Inc. no longer serves as a sub-adviser to the Funds. As such, all references to Fiera Capital Inc. are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "StonePine Asset Management Inc." is added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

STONEPINE ASSET MANAGEMENT INC.—StonePine Asset Management Inc. ("StonePine") serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth and Tax-Managed Large Cap Funds. StonePine is located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A 2Y1. StonePine is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered investment adviser with the U.S. Securities & Exchange Commission. StonePine is focused exclusively on helping clients achieve their financial goals by investing in what StonePine believes to be high quality companies worldwide. StonePine had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, a seasoned portfolio manager with over 24 years of experience.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

StonePine

Compensation. SIMC pays StonePine a fee based on the assets under management of the Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between StonePine and SIMC. StonePine pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended June 30, 2022.

The Investment Team's compensation structure comprises a competitive base salary and a performance-based incentive plan.

Base salaries generally align with the market median and are complemented by a target bonus above the industry average. This ensures continuity and the achievement of higher goals in line with our client objectives. Both portfolio managers and analysts are compensated on the performance of the total funds they manage instead of the performance of specific investment ideas or sectors. StonePine believes that this better aligns analysts' interests with those of portfolio managers and clients as they are incentivized to focus on the good of the Investment Team and its overall performance generated on behalf of clients.

To better align our Investment Team's interests with those of our clients, performance-based compensation is measured primarily in terms of the Investment Team's ability to meet and exceed their performance objective (based either on the value-added target or a universe of peers) in accordance with certain thresholds.

While the incentive compensation of portfolio managers is entirely based on quantitative metrics, analyst incentive compensation will vary based on the experience level of the analysts. As such, more junior analysts are qualitatively assessed and compensated on their overall work ethic and the quality of their work outputs. A quantitative performance-based component is introduced throughout time and becomes an increasing portion of variable compensation until it is entirely quantitative and performance-based.

Ownership of Fund Shares. As of June 30, 2022, StonePine's portfolio managers did not beneficially own any shares of the Large Cap Growth and Tax-Managed Large Cap Funds.

Other Accounts. As of June 30, 2022, in addition to the Large Cap Growth and Tax-Managed Large Cap Funds, StonePine's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nadim Rizk, CFA and Andrew Chan, CIM**	7	$1,538	15		$14,850	70	$22,546
	0	$0	1	*	$101	1	$334

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  StonePine uses a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for conflicts of interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Growth and Tax-Managed Large Cap Funds, which may have different investment guidelines and objectives. In addition to the Large Cap Growth and Tax-Managed Large Cap Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of StonePine's management of the Large Cap Growth and Tax-Managed Large Cap Funds and other accounts, which, in theory, may allow StonePine to allocate investment opportunities in a way that favors other accounts over the Large Cap Growth and Tax-Managed Large Cap Funds. This conflict of interest may be exacerbated to the extent that StonePine or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap Growth and Tax-Managed Large Cap Funds. StonePine (or its members, employees, and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Growth and Tax-Managed Large Cap Funds. To the extent a particular investment is suitable for both the Large Cap Growth and Tax-Managed Large Cap Funds and the other accounts, such investments will be allocated between the Large Cap Growth and Tax-Managed Large Cap Funds and the other accounts in a manner that StonePine determines is fair and equitable under the circumstances to all clients, including the Large Cap Growth and Tax-Managed Large Cap Funds.

To address and manage these potential conflicts of interest, StonePine has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each client is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1425 (10/22)